Plant and equipment, net	6 Months Ended
Dec. 31, 2023
Plant and equipment, net
Plant and equipment, net

Note 6 – Plant and equipment, net

Plant and equipment, net consist of the following:

	December 31,	June 30,
	2023	2023
	(Unaudited)
Cryptocurrency mining equipment	$29,703,726	$29,703,726
Less: accumulated depreciation	(6,539,656)	(5,638,718)
Total plant and equipment, net	23,164,070	24,065,008
Less: impairment loss	(21,222,390)	(16,691,803)
Plant and equipment, net	$1,941,680	$7,373,205

Depreciation expense for those mining equipment amounted to $900,938 and $2,391,582 during the six months ended December 31, 2023 and 2022, respectively, and the depreciation expense was included in the cost of revenues.

The Company has fully stopped the Bitcoin mining operations since December 2023, and the 4,250 units of cryptocurrency mining equipment are stored at the mining facility in Wyoming. Furthermore, both primary and secondary market prices for cryptocurrency mining equipment used by the Company in its business operations experienced significant declines from previous levels. Based on management’s impairment assessment, there is indication that the estimated fair value less costs to sell of the mining equipment was less than their net carrying value as of December 31, 2023 and an impairment charge of $4,530,587 was recognized during the six months ended December 31, 2023, decreasing the net carrying value of the Company’s cryptocurrency mining equipment to their estimated fair value.

The estimates used are considered observable Level 2 inputs, which are used to measure fair value at the quoted prices for similar assets or liabilities. Changes in management’s assumptions or estimates could lead to different conclusions. The determination of fair value involves a significant degree of judgment, and the use of estimates and assumptions that are inherently uncertain. Accordingly, actual results may differ from the Company’s estimates, and the difference may be material. Additionally, continued elevated power costs, continued increases in the Bitcoin network hash rate, and further decreases in the value of Bitcoin in the market could result in further impairment of the Company’s cryptocurrency mining equipment.